Other Liabilities - Schedule of Other Liabilities Footnotes (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) mine
Central Hudson
Other Commitments [Line Items]
Remediation cost obligation	$ 96
Central Hudson | Accounts payable and other current liabilities
Other Commitments [Line Items]
Remediation cost obligation	$ 27
TEP | Coal mine reclamation
Other Commitments [Line Items]
Number of mines | mine	2
Expected reclamation costs	$ 61
FortisAlberta
Other Commitments [Line Items]
Retail energy contract period	8 years